WARRANTS (Assumptions Used) (Details)	12 Months Ended
Dec. 31, 2012
Tranch 1 [Member]
Class of Warrant or Right [Line Items]
Risk-fee rate of return	0.952%
Expected remaining contractual lives of the warrants	1 year
Volatility	63.20%
Expected dividend yield
Tranch 2 [Member]
Class of Warrant or Right [Line Items]
Risk-fee rate of return	1.674%
Expected remaining contractual lives of the warrants	4 years
Volatility	58.50%
Expected dividend yield
Tranch 3 [Member]
Class of Warrant or Right [Line Items]
Risk-fee rate of return	1.916%
Expected remaining contractual lives of the warrants	5 years
Volatility	66.60%
Expected dividend yield
Tranch 4 [Member]
Class of Warrant or Right [Line Items]
Risk-fee rate of return	1.185%
Expected remaining contractual lives of the warrants	1 year 9 months 18 days
Volatility	56.60%
Expected dividend yield
Tranch 5 [Member]
Class of Warrant or Right [Line Items]
Risk-fee rate of return	1.186%
Expected remaining contractual lives of the warrants	2 years 1 month 6 days
Volatility	54.50%
Expected dividend yield